CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	30,000,000	30,000,000
Common shares, shares issued	2,458,674	2,156,250
Common shares, shares outstanding	2,458,674	2,156,250
Temporary equity, shares outstanding	$ 7,552,627	$ 0
Over-allotment option
Purchase price, per unit	$ 10.00
Common stock subject to redemption
Purchase price, per unit	$ 10.00	$ 10.00